Subsequent Events (Details) - USD ($)												1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 04, 2025	Feb. 04, 2025	Jan. 31, 2025	Jan. 22, 2025	Nov. 06, 2024	Jun. 25, 2024	Jun. 18, 2024	May 06, 2024	Jan. 30, 2024	Dec. 19, 2023	Oct. 21, 2021	Jan. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	[1]	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jan. 08, 2025
Subsequent Events [Line Items]
Interest rate	15.00%
Market value of publicly held shares					$ 15,000,000									$ 2,324,696					$ 492,000
Reverse stock split (in Shares)										300									10	1,653
Total proceeds										$ 5,000,000									$ 17,100,000
Gross proceeds							$ 3,000,000
Damages amount																	$ 15,900,000
Seeking damages									$ 10,000,000								$ 15,900,000		$ 15,900,000
Aggregate shares of common stock (in Shares)		125,000															50,000
Aggregate amount of line of credit								$ 25,000,000
Incurred indebtednes						$ 3,600,000
Principal amount of notes							$ 3,600,000										$ 3,000,000
Reverse stock split							52,966,102				1-for-100						Basic EPS was increased by $1.12 ($0.06 prior to Second Reverse Stock Split and $0.0006 prior to First Reverse Stock Split) and $6.78 ($0.34 prior to Second Reverse Stock Split and $0.0034 prior to First Reverse Stock Split) as a result of these gains.
Reverse stock split (in Dollars per share)							$ 0.1416										$ 0.1416		$ 31,090
Subsequent Event [Member]
Subsequent Events [Line Items]
Premium finance				$ 1,069,500
Percentage of cash down payment				40.00%
Interest rate																					8.25%
Stockholder’s equity amount												$ 2,500,000
Shares of common stock (in Shares)			52,490
Aggregate investment			$ 3,000,000									3,000,000
Securities offered price			31.2									31.2
Total proceeds												3,000,000
Subscription price			$ 1,560,000									1,560,000
Gross proceeds							$ 3,000,000					1,440,000
Net proceeds												1,250,000
Other offering expenses												200,000
Damages amount							$ 3,600,000
Seeking damages	$ 8,480,000
Aggregate shares of common stock (in Shares)	6,682,720
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Shares of common stock (in Shares)			43,600
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Shares of common stock (in Shares)			240,225
Minimum [Member]
Subsequent Events [Line Items]
Interest rate													1.00%				1.00%
Bear interest rate							15.00%
Maximum [Member]
Subsequent Events [Line Items]
Interest rate													1.50%				1.50%
Bear interest rate							20.00%
Second Reverse Stock Split [Member]
Subsequent Events [Line Items]
Reverse stock split (in Shares)													204			7	204	2	37,956,206
Aggregate shares of common stock (in Shares)																	1,000,000
Reverse stock split																			($571 prior to Second Reverse Stock Split and $5.71 prior to First Reverse Stock Splock at an exercise price of $11,420 ($571 prior toit) per share and classified as equity instruments.
Second Reverse Stock Split [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split (in Shares)			1,049,796
Securities offered price			$ 1.56									$ 1.56
Aggregate shares of common stock (in Shares)	133,654,397	2,500,000
Second Reverse Stock Split [Member] | Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Reverse stock split (in Shares)			872,000
Second Reverse Stock Split [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Reverse stock split (in Shares)			4,804,491

[1]	Both the number of shares outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.